Financial Instruments - Summary of Changes in Fair Value of Cash Flow Hedges (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedges [line items]
Beginning of the year	¥ (5,080)	¥ (7,407)
Changes in fair value of cash flow hedge recognized in the other comprehensive income	6,155	(2,351)
Amount transferred to profit or loss from other components of equity as a reclassification adjustment	(4,234)	4,678
The account in which the reclassification adjustment to End of the profit or loss year is recognized	(3,159)	(5,080)
Currency risk [member]
Disclosure of detailed information about hedges [line items]
Beginning of the year	426	(682)
Changes in fair value of cash flow hedge recognized in the other comprehensive income	4,407	(3,626)
Amount transferred to profit or loss from other components of equity as a reclassification adjustment	(4,186)	4,734
The account in which the reclassification adjustment to End of the profit or loss year is recognized	646	426
Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Beginning of the year	(5,559)	(6,762)
Changes in fair value of cash flow hedge recognized in the other comprehensive income	228	1,222
Amount transferred to profit or loss from other components of equity as a reclassification adjustment	5	(18)
The account in which the reclassification adjustment to End of the profit or loss year is recognized	(5,326)	(5,559)
Other price risk [member]
Disclosure of detailed information about hedges [line items]
Beginning of the year	52	37
Changes in fair value of cash flow hedge recognized in the other comprehensive income	1,519	52
Amount transferred to profit or loss from other components of equity as a reclassification adjustment	(52)	(37)
The account in which the reclassification adjustment to End of the profit or loss year is recognized	¥ 1,519	¥ 52